Shareholder Report, Holdings (Details) - C000241248 [Member]	Sep. 30, 2024
Green Brick Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Toll Brothers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
NVR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Heidrick & Struggles International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%